Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Restricted cash	$ 251,375	$ 201,050
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares outstanding	10,066,667	0
Accounts Receivable, Allowance for Credit Loss, Current	$ 50,895
Common stock, shares issued	10,066,667	0
Series A Preferred Stock [Member]
Preferred stock, shares outstanding	1,200	1,200
Preferred stock, shares issued	1,200	1,200
Series B Preferred Stock [Member]
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Series C Preferred Stock [Member]
Preferred stock, shares outstanding	190.2726308	0
Preferred stock, shares issued	190.2726308	0
White River Holdings Corp [Member]
Restricted cash		$ 251,050	$ 250,413
Accounts receivable, net of allowance		$ 208,713	$ 208,713
Preferred stock, par value		$ 0.000001	$ 0.000001
Preferred stock, shares authorized		1,000	1,000
Preferred stock, shares outstanding			0
Common stock, par value			$ 0.000001
Common stock, shares authorized			100,000,000
Common stock, shares outstanding			60,000,000
Fortium Holdings Corp [Member]
Common stock, shares outstanding	8,400,000
Common stock, shares issued	8,400,000